Related Party Transactions (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Related Party Transaction [Line Items]
Related Parties	$ (3)	$ (5)
Related Party Transactions	(15)	(18)	(10)
A G A Polymetal Strategic Alliance [Member]
Related Party Transaction [Line Items]
Loans Due By Equity Accounted Joint Ventures And Associates	0	3
Margaret Water Company [Member]
Related Party Transaction [Line Items]
Accounts Receivable Related Parties	0	0
Related Party Transaction Expenses From Transactions With Related Party	3	1	1
Oro Group Proprietary Limited [Member]
Related Party Transaction [Line Items]
Loans Due By Equity Accounted Joint Ventures And Associates	2	2
Societe D Exploitation Des Mines D Or De Sadiola Societe Anonyme [Member]
Related Party Transaction [Line Items]
Accounts Receivable Related Parties	(2)	(3)
Related Party Transaction Revenues From Transactions With Related Party	(8)	(10)	(5)
Societe D Exploitation Des Mines D Or De Yatela Societe Anonyme [Member]
Related Party Transaction [Line Items]
Accounts Receivable Related Parties	0	0
Related Party Transaction Revenues From Transactions With Related Party	(3)	(3)	(1)
Societe Des Mines De Morila Societe Anonyme [Member]
Related Party Transaction [Line Items]
Accounts Receivable Related Parties	(1)	(1)
Related Party Transaction Revenues From Transactions With Related Party	(8)	(6)	(5)
Trans Siberian Gold Plc [Member]
Related Party Transaction [Line Items]
Accounts Receivable Related Parties	0	(1)
Related Party Transaction Revenues From Transactions With Related Party		0	0
Related Party Transaction Expenses From Transactions With Related Party	1
Orpheo Proprietary Limited [Member]
Related Party Transaction [Line Items]
Loans Due By Equity Accounted Joint Ventures And Associates	1	1
Auru Mar Proprietary Limited [Member]
Related Party Transaction [Line Items]
Loans Due By Equity Accounted Joint Ventures And Associates	$ 5	$ 2